Construction in Progress (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Construction In Progress [Abstract]
Summary of Construction in Progress
Construction in Progress consisted of the following.

	September 30,	June 30,
	2022	2022
	(in thousands)
Engineering services	$8,919	$8,656
Equipment	19,010	13,548
Construction	1,849	—
Injection and recovery wells	3,516	3,421

Total construction in progress	$33,294	$25,625

Construction in Progress consisted of the following at June 30.

	2022	2021
	(in thousands)
Engineering services	$9,073	$3,825
Equipment	13,131	8,940
Injection and recovery wells	3,421	—

	$25,625	$12,765